Stockholders' Deficit - Schedule of Stock Options, Expiry Date and Exercise Prices (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock option exercise prices	$ 0.19	$ 0.17	$ 0.19	$ 0.21	$ 0.50
Stock option outstanding	20,121,000	16,353,000	20,121,000	9,625,000	2,644,000
Stock Options [Member]
Stock option exercise prices			$ 0.19	$ 0.19
Stock option outstanding	20,121,000	12,581,000	20,121,000	9,625,000
August 2, 2021 [Member]
Stock option expiry date	Aug. 02, 2021	Aug. 02, 2021
Stock option exercise prices	$ 0.11	$ 0.11
Stock option outstanding	3,500,000	3,500,000
February 17, 2022 [Member]
Stock option expiry date	Feb. 17, 2022	Feb. 17, 2022
Stock option exercise prices	$ 0.075	$ 0.075
Stock option outstanding	760,333	760,333
February 17, 2022 [Member]
Stock option expiry date	Feb. 17, 2022	Feb. 17, 2022
Stock option exercise prices	$ 0.09	$ 0.09
Stock option outstanding	1,520,667	1,520,667
March 5, 2023 [Member]
Stock option expiry date	Mar. 05, 2023	Mar. 05, 2023
Stock option exercise prices	$ 0.12	$ 0.12
Stock option outstanding	6,800,000	6,800,000
October 31, 2023 [Member]
Stock option expiry date	Oct. 31, 2023	Oct. 31, 2023
Stock option exercise prices	$ 0.22	$ 0.22
Stock option outstanding	2,165,000
November 30, 2023 [Member]
Stock option expiry date	Nov. 30, 2023	Nov. 30, 2023
Stock option exercise prices	$ 0.27	$ 0.27
Stock option outstanding	2,875,000
November 20, 2024 [Member]
Stock option expiry date	Nov. 20, 2024	Nov. 20, 2024
Stock option exercise prices	$ 0.25	$ 0.25
Stock option outstanding	2,500,000
February 26, 2018 [Member]
Stock option expiry date			Feb. 26, 2018	Feb. 26, 2018
Stock option exercise prices			$ 0.37	$ 0.37
Stock option outstanding				72,000
April 27, 2018 [Member]
Stock option expiry date			Apr. 27, 2018	Apr. 27, 2018
Stock option exercise prices			$ 0.38	$ 0.38
Stock option outstanding				36,000
July 9, 2018 [Member]
Stock option expiry date			Jul. 09, 2018	Jul. 09, 2018
Stock option exercise prices			$ 0.33	$ 0.33
Stock option outstanding				36,000
August 2, 2021 [Member]
Stock option expiry date			Aug. 02, 2021	Aug. 02, 2021
Stock option exercise prices			$ 0.11	$ 0.11
Stock option outstanding			3,500,000	3,500,000
February 17, 2022 [Member]
Stock option expiry date			Feb. 17, 2022	Feb. 17, 2022
Stock option exercise prices			$ 0.09	$ 0.09
Stock option outstanding			2,281,000	2,281,000
March 30, 2022 [Member]
Stock option expiry date			Mar. 30, 2022	Mar. 30, 2022
Stock option exercise prices			$ 0.09	$ 0.09
Stock option outstanding				700,000
March 05, 2023 [Member]
Stock option expiry date			Mar. 05, 2023	Mar. 05, 2023
Stock option exercise prices			$ 0.12	$ 0.12
Stock option outstanding			6,800,000
October 31, 2023 [Member]
Stock option expiry date			Oct. 31, 2023	Oct. 31, 2023
Stock option exercise prices			$ 0.22	$ 0.22
Stock option outstanding			2,165,000
November 30, 2023 [Member]
Stock option expiry date			Nov. 30, 2023	Nov. 30, 2023
Stock option exercise prices			$ 0.27	$ 0.27
Stock option outstanding			2,875,000
November 20, 2024 [Member]
Stock option expiry date			Nov. 20, 2024	Nov. 20, 2024
Stock option exercise prices			$ 0.50	$ 0.50
Stock option outstanding			2,500,000	2,500,000
October 2, 2027 [Member]
Stock option expiry date			Oct. 02, 2027	Oct. 02, 2027
Stock option exercise prices			$ 0.145	$ 0.145
Stock option outstanding				500,000